GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
GOING CONCERN
Accumulated Deficit	$ (5,756,445)			$ (5,756,445)	$ (4,324,061)	$ (3,153,395)
Net loss	(296,267)	$ 432,298	$ (1,568,475)	(296,209)	(1,170,666)	(490,235)	$ (10,000)
Stockholder's equity	$ (955,950)	$ (741,843)	$ (1,474,141)	$ (955,950)	$ (1,264,016)	$ (472,871)		$ 0